[Commonwealth Annuity and Life Insurance Company Letterhead]

May 5, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Protective Life Insurance Company

Protective Acquired Variable Annuity Separate Account Filing

Pursuant to Rule 497(j) for

File Nos. 333-141748 and 811-21372

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Prospectus and Statement of Additional information being used in connection with the “Protective RSG Advantage III” Annuity Contract that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 1 for the Protective Acquired Variable Annuity Separate Account as filed electronically with the Commission on April 30, 2008 (Accession No. 0001193125-08-096686).

If you have any question or comment regarding this filing, please contact the undersigned at (508) 460-2408 or Max Berueffy at (205) 268-3581.

Very truly yours,

/s/ Jon-Luc Dupuy
Jon-Luc Dupuy

cc: Max Berueffy, Esq.